Note Receivable - Schedule of Note Receivable Allowance for Expected Credit Losses (Details) - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Note Receivable Allowance for Expected Credit Losses [Abstract]
Beginning	$ 263,992	$ 263,992
Provision for expected credit losses	$ 263,992		263,992
Reversal of expected credit losses		(55,123)
Exchange rate difference
Ending		$ 208,869	$ 263,992